Share Capital And Share Premium (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital And Share Premium [Abstract]
Summary of Share Capital and Share Premium

	Class A ordinary share			Class B ordinary share (a)			Ordinary share
	Number of shares	Share capital	Share premium	Number of shares	Share capital	Share premium	Number of shares	Share capital	Share premium
		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000

As of January 1, 2019	972,146,871	60	3,242,972	135,196,846	8	10,870,339	—	—	—
Issuance of ordinary shares	15,000,000	1	—	—	—	—	—	—	—

As of December 31, 2019	987,146,871	61	3,242,972	135,196,846	8	10,870,339	—	—	—

Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares (b)	136,859,460	8	11,278,459	(135,196,846)	(8)	(10,870,339)	—	—	—
Re-designation and reclassification of Class A ordinary shares into ordinary shares (c)	(1,124,006,331)	(69)	(14,521,431)	—	—	—	1,124,006,331	69	14,521,431
Issuance of ordinary shares upon IPO and exercise of over-allotment option (d)	—	—	—	—	—	—	99,577,564	7	17,305,119
Conversion of automatically convertible promissory notes to ordinary shares (e)	—	—	—	—	—	—	7,566,665	1	1,386,876

As of December 31, 2020	—	—	—	—	—	—	1,231,150,560	77	33,213,426

Retirement of ordinary shares (f)	—	—	—	—	—	—	(35,644,803)	(2)	—
Issuance of ordinary shares for share-based payment (g)	—	—	—	—	—	—	8,000,000	—	—
Exercise of share-based payment	—	—	—	—	—	—	—	—	152,360

As of December 31, 2021	—	—	—	—	—	—	1,203,505,757	75	33,365,786

(a)
Besides the liquidation preference, holders of Class B ordinary shares were entitled to voting rights and dividend rights similar to Class A ordinary shareholders. Class B ordinary shares were automatically converted into Class A ordinary shares upon the occurrence of a qualified listing.

(b)
Immediately prior to the Company’s successful IPO on October 30, 2020, all of the Company’s then issued and outstanding 135,196,846 Class B and 1,662,614 Class C ordinary shares were automatically converted into Class A ordinary shares on a one-for-one
basis. Upon conversion of Class C ordinary shares, par value of ordinary shares issued was recorded as share capital and the difference between the then carrying value of Class C ordinary share (i.e. liability component recognized in convertible redeemable preferred shares and equity component recognized in other reserves) and par value of RMB408 million was recorded as share premium.

(c)
Immediately prior to the Company’s successful IPO on October 30, 2020, all of the Company’s then issued and outstanding 1,124,006,331 Class A ordinary shares after the conversion of Class B and Class C ordinary shares were re-designated
and reclassified into ordinary shares.

(d)
On October 30, 2020, the Company issued and sold 87,500,000 ordinary shares in its IPO with every two ADSs representing one ordinary share. On December 1, 2020, upon partial exercise of the underwriters’ over-allotment options, the Company further issued and sold 12,077,564 ordinary shares. Upon issuance of ordinary shares with IPO and exercise of over-allotment option, par value of ordinary shares issued was recorded as share capital and the difference between the cash consideration raised as part of IPO and exercise of underwriters’ over-allotment options and par value recorded of RMB17,305 million was recorded as share premium.

(e)
Upon successful IPO on October 30, 2020, the automatically convertible promissory notes were automatically converted into 7,566,665 ordinary shares at the IPO price of USD13.5 per ADS (USD27 per ordinary share) with par value of ordinary shares issued recorded as share capital and the difference between the then carrying value of automatically convertible promissory notes and par value recorded of RMB1,387 million was recorded as share premium.

(f)
The Company’s board of directors previously designated Tun Kung Company Limited, a principal shareholder of the Company, as the entity to hold 35,644,803 shares reserved under the share incentive plans of the Company, pursuant to authorization under the existing plans. On July 21, 2021, the Company’s board of directors approved and authorized the Company to repurchase an aggregate of 35,644,803 shares held by Tun Kung Company Limited at par value per share. As of December 31, 2021, all of the treasury shares purchased from Tun Kung Company Limited were retired.

(g)	The Company issued 8 million shares for the future exercise of share-based payment during the year ended 31 December 2021 , which amounts to RMB517 .